As filed with the Securities and Exchange Commission on March 28, 2014
Securities Act File No. 333-192686

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 2

ING Partners, Inc.

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Suite 100, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-262-3862
(Registrant’s Area Code and Telephone Number)

Huey P. Falgout, Jr.

ING U.S. Legal Services

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Name and Address of Agent for Service)

With copies to:

Jeffrey S. Puretz, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006-2401

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately pursuant to Rule 485(b)

under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Class S2 of ING Invesco Equity and Income Portfolio

EXPLANATORY NOTE

The purpose of this filing is to file as an exhibit the opinion of counsel supporting the tax matters and consequences to shareholders in connection with the reorganization of ING American Funds Asset Allocation Portfolio, a series of ING Investors Trust, with and into ING Invesco Equity and Income Portfolio, a series of ING Partners, Inc., as required by Item 16(12) of Form N-14. Parts A and B of this Registration Statement are incorporated by reference to the Proxy Statement/Prospectus and Statement of Additional Information that were filed on EDGAR on January 14, 2014 (File No. 333-192686).

ING Partners, Inc.

(“Registrant”)

PART C:

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article Ninth, Section (d) of the Registrant’s Articles of Incorporation provides for indemnification of directors and officers. In addition, the Registrant’s officers and directors will be covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company.

Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any “improper personal benefit”; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director if he or she is successful on the merits in defending a suit against him or her by reason of being a director. The statutory provisions are not exclusive; a corporation may provide greater indemnification rights than those provided by statute.

Section XI.B of the Amended and Restated Administrative Services Agreement, filed as exhibit (h1), to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference, provides for indemnification of the Administrator.

ITEM 16. EXHIBITS

1.	(a)	Articles of Incorporation for ING Partners, Inc. (formerly known as Portfolio Partners, Inc.) - Filed as an Exhibit to Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

(b)	Articles of Amendment effective August 29, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant’s Form N-1A Registration Statement on February 13, 2002 and incorporated herein by reference.

(c)	Articles of Amendment effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(d)	Articles of Amendment effective December 16, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(e)	Articles of Amendment effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant’s Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

(f)	Articles of Amendment effective January 23, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(g)	Articles of Amendment effective May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant’s Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

1

(h)	Articles of Amendment effective November 8, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(i)	Articles Supplementary to Articles of Incorporation effective August 20, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(j)	Articles Supplementary to Articles of Incorporation effective February 11, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant’s Form N-1A Registration Statement on February 13, 2002 and incorporated herein by reference.

(k)	Articles Supplementary to Articles of Incorporation effective January 17, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 10 to Registrant’s Form N-1A Registration Statement on February 3, 2003 and incorporated herein by reference.

(l)	Articles Supplementary to Articles of Incorporation effective June 10, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 14 to Registrant’s Form N-1A Registration Statement on July 2, 2004 and incorporated herein by reference.

(m)	Articles Supplementary to Articles of Incorporation effective November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(n)	Articles of Amendment effective May 2, 2005 to Articles of Incorporation (name change) - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(o)	Articles Supplementary dated August 8, 2005 to the Articles of Incorporation - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant’s Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

(p)	Articles Supplementary dated November 23, 2005 to the Articles of Incorporation - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant’s Form N-1A Registration Statement on December 6, 2005 and incorporated herein by reference.

(q)	Articles Supplementary dated January 31, 2006 to the Articles of Incorporation of ING Partners, Inc.– Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(r)	Articles of Amendment, effective April 28, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(s)	Article of Amendment effective August 7, 2006 regarding ING MFS Capital Opportunities Portfolio name change – Filed as an Exhibit to Post-Effective Amendment No. 29 to Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(t)	Articles of Amendment effective January 30, 2007 regarding the dissolution of ING Goldman Sachs Capital Growth Portfolio and ING Goldman Sachs Structured Equity Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

2

(u)	Articles Supplementary effective June 13, 2007 regarding Solution Growth and Income Portfolio and Solution Growth Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 33 to Registrant’s Form N-1A Registration Statement on June 28, 2007 and incorporated herein by reference.

(v)	Articles of Amendment effective August 20, regarding the name change of ING Davis Venture Value Portfolio – Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(w)	Articles of Amendment effective November 29, 2007 regarding the dissolution of ING Fundamental Research Portfolio – Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(x)	Articles Supplementary dated February 27, 2007 to the Articles of Incorporation of ING Partners, Inc. – Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(y)	Articles Supplementary dated January 16, 2009 to the Articles of Incorporation of ING Partners, Inc. – Filed as an exhibit to Post-Effective Amendment No. 41 to Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

(z)	Articles Supplementary dated March 18, 2009 to the Articles of Incorporation of ING Partners, Inc. – Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(aa)	Articles Supplementary dated April 1, 2009 regarding the name change of ING Columbia Small Cap Value II Portfolio – Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(bb)	Articles Supplementary to Articles of Incorporation of ING Partners, Inc. dated June 22, 2009 – Filed as an exhibit to Post-Effective Amendment No. 47 to Registrant’s Form N-1A Registration Statement on December 3, 2009 and incorporated herein by reference.

(cc)	Articles of Amendment dated July 29, 2009 regarding the dissolution of ING American Century Large Company Value Portfolio and ING Neuberger Berman Partners Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 49 to Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(dd)	Articles Supplementary to Articles of Incorporation of ING Partners, Inc. dated March 19, 2010 regarding the creation of ING Solution Aggressive Growth Portfolio and ING Solution Conservative Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 49 to Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(ee)	Articles of Amendment effective April 30, 2010 regarding ING Legg Mason ClearBridge Aggressive Growth Portfolio name change – Filed as an Exhibit to Post-Effective Amendment No. 49 to Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(ff)	Articles of Amendment effective September 8, 2011 regarding the dissolution of ING

3

Baron Asset Portfolio and ING Fidelity® VIP Growth Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(gg)	Articles of Amendment effective January 21, 2011 regarding ING Oppenheimer Global Strategic Income Portfolio name change – Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(hh)	Articles of Amendment effective February 17, 2011 regarding the dissolution of ING Legg Mason ClearBridge Aggressive Growth Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(ii)	Articles of Amendment effective April 29, 2011 regarding name change of ING Columbia Small Cap Value Portfolio, ING Van Kampen Comstock Portfolio, and ING Van Kampen Equity and Income Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(jj)	Articles Supplementary dated August 19, 2011 to the Articles of Incorporation of ING Partners, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 54 to Registrant’s Form N-1A Registration Statement on September 27, 2011 and incorporated herein by reference.

(kk)	Articles of Amendment dated September 23, 2011 regarding the dissolution of Adviser Class’ shares of ING Pioneer High Yield Portfolio – Filed as an exhibit to Post-Effective Amendment No. 56 to Registrant’s Form N-1A Registration Statement on February 10, 2012 and incorporated herein by reference.

(ll)	Articles of Amendment dated January 27, 2012 regarding the dissolution of Service 2 Class shares of ING Global Bond Portfolio – Filed as an exhibit to Post-Effective Amendment No. 57 to Registrant’s Form N-1A Registration Statement on April 23, 2012 and incorporated herein by reference.

(mm)	Articles of Amendment dated April 16, 2012 regarding name change of ING Baron Small Cap Growth Portfolio – Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(nn)	Articles of Amendment dated November 6, 2012 regarding name change of ING Thornburg Value Portfolio – Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(oo)	Articles Supplementary to Articles of Incorporation of ING Partners, Inc. dated February 28, 2013 regarding the creation of ING Solution Aggressive Portfolio – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(pp)	Articles of Amendment dated April 22, 2013 regarding the dissolution of ING Growth and Income Core Portfolio and ING UBS U.S. Large Cap Equity Portfolio – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(qq)	Articles of Amendment dated April 23, 2013 regarding the name change of ING Davis New

4

York Venture Portfolio, ING Invesco Van Kampen Comstock Portfolio, ING Invesco Van Kampen Equity and Income Portfolio, ING Solution Aggressive Growth Portfolio, ING Solution Growth Portfolio, and ING Solution Moderate Portfolio – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(rr)	Form of Articles of Amendment dated November 2012 regarding the dissolution of Class S2 shares of ING Fidelity VIP Contrafund Portfolio and ING Fidelity VIP Equity-Income Portfolio – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

2.	(a)	By-laws - Filed as an Exhibit to Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

(i)	Amendment to the By-laws of ING Partners, Inc. dated November 10, 2005 – Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

3.	Not applicable.

4.	Agreement and Plan of Reorganization between ING American Funds Asset Allocation Portfolio, a series of ING Investors Trust, and ING Invesco Equity and Income Portfolio, a series of ING Partners, Inc. – Attached as Appendix A to the Proxy Statement/Prospectus.

5.	Instruments Defining Rights of Security Holders (set forth in the Articles of incorporation which are incorporated by reference) - Filed as an Exhibit to Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

6.	(a)	Investment Advisory Agreement dated May 1, 2003 between ING Partners, Inc. and Directed Services LLC - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant’s Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

(i)	Amendment dated May 1, 2004 to the Investment Advisory Agreement between ING Partners, Inc. and Directed Services LLC effective May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant’s Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

(ii)	Amendment dated September 1, 2004 to the Investment Advisory Agreement between ING Partners, Inc. and Directed Services LLC - Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant’s Form N-1A Registration Statement on September 15, 2004 and incorporated herein by reference.

(iii)	Amendment dated November 1, 2004 to the Investment Advisory Agreement between ING Partners, Inc. and Directed Services LLC - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(iv)	Amendment dated December 1, 2004 to the Investment Advisory Agreement between ING Partners, Inc. and Directed Services LLC - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Form N-1A Registration Statement on April 28, 2005 and incorporated herein by

5

reference.

(v)	Substitution Agreement between ING Partners, Inc. and Directed Services LLC, dated January 1, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 29 to Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(vi)	Amended Schedule A and Amended Schedule B effective May 1, 2013 to the Investment Advisory Agreement dated May 1, 2003 between ING Partners, Inc. and Directed Services LLC. – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(vii)	Side Agreement dated June 1, 2009 between Directed Service LLC and ING Partners, Inc. regarding waiver of advisory fee for ING Templeton Foreign Equity Portfolio (when investing in Templeton Institutional Funds-Foreign Smaller Companies Series) – Filed as an Exhibit to Post-Effective Amendment No. 49 to Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(viii)	Form of Letter agreement effective May 1, 2013 between Directed Services LLC and ING Partners, Inc. regarding waiver of advisory fee and reduction of the investment management fee for ING Global Bond Portfolio (formerly, ING Oppenheimer Global Strategic Income Portfolio) – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(ix)	Letter agreement effective May 1, 2013 between Directed Services LLC and ING Partners, Inc. regarding reduction of the investment management fee for ING American Century Small-Mid Cap Value Portfolio from May 1, 2013 through and including May 1, 2014 – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(x)	Letter agreement effective May 1, 2013 between Directed Services LLC and ING Partners, Inc. regarding reduction of the investment management fee for ING Columbia Small Cap Value II Portfolio from May 1, 2013 through and including May 1, 2014 – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(xi)	Letter agreement effective May 1, 2013 between Directed Services LLC and ING Partners, Inc. regarding reduction of the investment management fee for ING Invesco Comstock Portfolio (formerly, ING Invesco Van Kampen Comstock Portfolio) for the period from May 1, 2013 through and including May 1, 2014 – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(xii)	Letter agreement effective May 1, 2013 between Directed Services LLC and ING Partners, Inc. regarding reduction of the investment management fee for ING T. Rowe Price Growth Equity Portfolio for the period from May 1, 2013, through and including May 1, 2014 – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A

6

Registration Statement on April 29, 2013 and incorporated herein by reference.

(xiii)	Letter Agreement dated May 1, 2013 to reduce annual investment management fee for ING T. Rowe Price Growth Equity Portfolio for the period from May 1, 2013 through and including May 1, 2014 (reduction in excess of $500,000 all ING funds managed by T. Rowe Price) – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(xiv)	Letter Agreement dated May 1, 2013 between ING Partners, Inc. and ING Directed Services LLC to waive all of a portion of the investments management free for ING Invesco Comstock Portfolio from May 1, 2013 through May 1, 2014 – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(b)	Investment Sub-Advisory Agreement dated December 14, 2000 between Directed Services LLC (formerly Aetna Life Insurance and Annuity Company) and T. Rowe Price Associates, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 5 to Registrant’s Form N-1A Registration Statement on April 30, 2001 and incorporated herein by reference.

(i)	Letter Agreement dated December 5, 2001 for Fee Waiver between Directed Services LLC and T. Rowe Price Associates, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(ii)	Amendment dated December 31, 2001 to the Investment Sub-Advisory Agreement between Directed Services LLC and T. Rowe Price Associates, Inc. effective December 31, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(iii)	Amendment dated June 2, 2003 to the Investment Sub-Advisory Agreement between Directed Services LLC and T. Rowe Price Associates, Inc. effective June 2, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(iv)	Amendment dated November 8, 2004 to Investment Sub-Advisory Agreement between Directed Services LLC and T. Rowe Price Associates, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(v)	Fourth Amendment effective December 15, 2006 to the Investment Sub-Advisory Agreement between Directed Services LLC and T. Rowe Price Associates, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(vi)	Substitution Agreement dated January 1, 2007 between T. Rowe Price Associates, Inc. and Directed Services LLC – Filed as an Exhibit to Post-

7

Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(vii)	Fifth Amendment effective May 1, 2007 to the Investment Sub-Advisory Agreement between Directed Services LLC and T. Rowe Price Associates, Inc. – Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(viii)	Sixth Amendment effective July 7, 2008 to the Investment Sub-Advisory Agreement between Directed Services LLC and T. Rowe Price Associates, Inc. – Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(ix)	Seventh Amendment effective August 1, 2008 to the Investment Sub-Advisory Agreement between Directed Services LLC and T. Rowe Price Associates, Inc. – Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(x)	Eighth Amendment effective June 1, 2010 to the Investment Sub-Advisory Agreement between Directed Services LLC and T. Rowe Price Associates, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(c)	Investment Sub-Advisory Agreement dated April 1, 2010 between ING Directed Services LLC and American Century Investment Management, Inc - Filed as an Exhibit to Post-Effective Amendment No. 49 to Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(d)	Investment Sub-Advisory Agreement dated March 11, 2002 between ING Life Insurance and Annuity Company and BAMCO, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(i)	Amendment dated June 2, 2003 to the Investment Sub-Advisory Agreement between Directed Services LLC and BAMCO, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(ii)	Amendment No. 2 dated May 12, 2005 to the Investment Sub-Advisory Agreement between Directed Services LLC and BAMCO, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on December 6, 2005 and incorporated herein by reference.

(iii)	Amendment No. 3 dated December 7, 2005 to the Investment Sub-Advisory Agreement between Directed Services LLC and BAMCO, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on December 6, 2005 and incorporated herein by reference.

(iv)	Fourth Amendment dated December 15, 2006 to the Investment Sub-

8

Advisory Agreement between Directed Services LLC and BAMCO, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(v)	Substitution Agreement dated January 1, 2007 between BAMCO, Inc. and Directed Services LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(vi)	Fifth Amendment dated August 1, 2008 to the Investment Sub-Advisory Agreement between Directed Services LLC and BAMCO, Inc. – Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(vii)	Amended Appendix A dated November 2012 to Investment Sub-Advisory Agreement between Directed Services LLC and BAMCO, Inc. – Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(e)	Investment Sub-Advisory Agreement dated March 26, 2002 between ING Life Insurance and Annuity Company and J.P. Morgan Investment Management, Inc. (formerly, Robert Fleming, Inc.) - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(i)	Amendment dated June 3, 2003 to the Investment Sub-Advisory Agreement between Directed Services LLC and Robert Fleming, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(ii)	Assumption Agreement dated November 18, 2003 to the Investment Sub-Advisory Agreement between Directed Services LLC and J. P. Morgan Investment Management Inc. regarding RFI merger into J.P. Morgan Investment Management Inc.- Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(iii)	Second Amendment dated December 15, 2006 to the Investment Sub-Advisory Agreement between Directed Services LLC and J. P. Morgan Investment Management Inc. regarding RFI merger into J.P. Morgan Investment Management Inc.- – Filed as an Exhibit to Post-Effective Amendment No. 33 to Registrant’s Form N-1A Registration Statement on June 28, 2007 and incorporated herein by reference.

(iv)	Substitution Agreement dated January 1, 2007 between J.P. Morgan Investment Management Inc. and Directed Services LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(v)	Third Amendment dated August 1, 2008 to the Investment Sub-Advisory Agreement between Directed Services LLC and J.P. Morgan Investment

9

Management Inc. – Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(f)	Investment Sub-Advisory Agreement dated March 12, 2002 between Directed Services LLC and Pacific Investment Management Company, LLC - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(i)	Amendment dated June 2, 2003 to the Investment Sub-Advisory Agreement between Directed Services LLC and Pacific Investment Management Company, LLC - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(ii)	Second Amendment dated December 15, 2006 to the Investment Sub-Advisory Agreement between Directed Services LLC and Pacific Investment Management Company, LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)	Substitution Agreement dated January 1, 2007 between Pacific Investment Management Company, LLC and Directed Services LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iv)	Third Amendment dated April 1, 2008 to the Investment Sub-Advisory Agreement between Directed Services LLC and Pacific Investment Management Company, LLC – Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(v)	Fourth Amendment dated August 1, 2008 of the Investment Sub-Advisory Agreement between Directed Services LLC and Pacific Investment Management Company, LLC – Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(vi)	Amended Appendix A effective November 2011 to the Investment Sub-Advisory Agreement dated March 12, 2002 between Directed Services LLC and Pacific Investment Management Company, LLC – Filed as an exhibit to Post-Effective Amendment No. 57 to Registrant’s Form N-1A Registration Statement on April 23, 2012 and incorporated herein by reference.

(g)	Investment Sub-Advisory Agreement effective June 1, 2010 between Directed Services LLC and INVESCO Advisers, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(i)	Amended Appendix A effective November 2011 to the Investment Sub-Advisory Agreement effective June 1, 2010 between Directed Services LLC and INVESCO Advisers, Inc. – Filed as an exhibit to Post-Effective Amendment No. 57 to Registrant’s Form N-1A Registration Statement on April 23, 2012 and incorporated herein by reference.

10

(h)	Investment Sub-Advisory Agreement dated November 8, 2004 between Directed Services LLC and OppenheimerFunds, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(i)	First Amendment dated December 15, 2006 to the Investment Sub-Advisory Agreement between Directed Services LLC and OppenheimerFunds, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)	Substitution Agreement dated January 1, 2007 between OppenheimerFunds, Inc. and Directed Services LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)	Second Amendment dated August 1, 2008 to the Investment Sub-Advisory Agreement between Directed Services LLC and OppenheimerFunds, Inc – Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(iv)	Amended Schedule A effective January 2011 to Investment Sub-Advisory Agreement dated November 8, 2004 between Directed Services LLC and OppenheimerFunds, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(i)	Sub-Advisory Agreement dated December 7, 2005 between Directed Services LLC and Pioneer Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(i)	First Amendment dated December 15, 2006 to the Sub-Advisory Agreement between Directed Services LLC and Pioneer Investment Management, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)	Substitution Agreement dated January 1, 2007 between Pioneer Investment Management, Inc. and Directed Services LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)	Amended Schedule A dated September 6, 2008 to the Sub-Advisory Agreement between Directed Services LLC and Pioneer Investment Management, Inc. – Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(j)	Sub-Advisory Agreement dated December 7, 2005 between Directed Services LLC and Templeton Investment Counsel, LLC - Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and

11

incorporated herein by reference.

(i)	Amended Schedule A dated April 28, 2006 to the Sub-Advisory Agreement dated December 7, 2005 – Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(ii)	First Amendment dated December 15, 2006 to the Sub-Advisory Agreement between Directed Services LLC and Templeton Investment Counsel, LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)	Substitution Agreement dated January 1, 2007 between Templeton Investment Counsel, LLC and Directed Services LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iv)	Letter Agreement dated June 1, 2009 between Directed Services LLC and Templeton Investment Counsel, LLC regarding waiver of sub-advisory fee for ING Templeton Foreign Equity Portfolio (when investing in Templeton Institutional Funds – Foreign Smaller Companies Series) – Filed as an Exhibit to Post-Effective Amendment No. 49 to Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(k)	Sub-Advisory Agreement dated May 1, 2010 between Directed Services LLC and Columbia Management Investment Advisers, LLC (formerly, RiverSource Investments, LLC) – Filed as an Exhibit to Post-Effective Amendment No. 53 to Registrant’s Form N-1A Registration Statement on July 15, 2011 and incorporated herein by reference.

(i)	Amended Schedule A effective November 2011 to the Sub-Advisory Agreement dated May 1, 2010 between Directed Services LLC and Columbia Management Investment Advisers, LLC – Filed as an exhibit to Post-Effective Amendment No. 57 to Registrant’s Form N-1A Registration Statement on April 23, 2012 and incorporated herein by reference.

(ii)	Amended Schedule A effective May 1, 2013 to the Sub-Advisory Agreement dated May 1, 2010 between Directed Services LLC and Columbia Management Investment Advisers, LLC – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(l)	Sub-Advisory Agreement dated June 7, 2011 between Directed Services LLC and ING Investment Management Asia/Pacific (Hong Kong) Limited regarding ING Global Bond Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 53 to Registrant’s Form N-1A Registration Statement on July 15, 2011 and incorporated herein by reference.

(m)	Sub-Advisory Agreement dated June 7, 2011 between Directed Services LLC and ING Investment Management Co. LLC (formerly ING Investment Management Co.) regarding ING Global Bond Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 53 to Registrant’s Form N-1A Registration Statement on July 15, 2011 and incorporated herein by reference.

(i)	Amended Schedule A effective May 1, 2013 to the Sub-Advisory

12

Agreement dated June 7, 2011 between Directed Services LLC and ING Investment Management Co. LLC – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(n)	Sub-Advisory Agreement dated June 7, 2011 between Directed Services LLC and ING Investment Management Advisors B.V. regarding ING Global Bond Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 53 to Registrant’s Form N-1A Registration Statement on July 15, 2011 and incorporated herein by reference.

(o)	Amended and Restated Expense Limitation Agreement effective December 7, 2005 as amended and restated January 1, 2007 between Directed Services LLC. and ING Partners, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(i)	First Amendment, dated January 30, 2009, to the Amended and Restated Expense Limitation Agreement effective December 7, 2005 as amended and restated January 1, 2007 between Directed Services LLC and ING Partners, Inc. – Filed as an exhibit to Post-Effective Amendment No. 47 to Registrant’s Form N-1A Registration Statement on December 3, 2009 and incorporated herein by reference.

(ii)	Amended Schedule A effective May 1, 2013 to the Amended and Restated Expense Limitation Agreement effective December 7, 2005 as amended and restated January 1, 2007 between Directed Services LLC and ING Partners, Inc. – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(iii)	Form of Letter Agreement effective May 1, 2013 between Directed Services LLC and ING Partners, Inc. regarding Expense Limitation Recoupments – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(p)	Amended and Restated Expense Limitation Agreement regarding ING Solution Portfolios effective February 1, 2005 as amended and restated January 1, 2007 between Directed Services LLC and ING Partners, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(i)	First Amendment to the Amended and Restated Expense Limitation Agreement dated January 30, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 49 to Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(ii)	Amended Schedule A effective May 1, 2012 to Amended and Restated Expense Limitation Agreement effective February 1, 2005 as amended and restated January 1, 2007 between Directed Services LLC and ING Partners, Inc. – Filed as an exhibit to Post-Effective Amendment No. 57 to Registrant’s Form N-1A Registration Statement on April 23, 2012 and incorporated herein by reference.

(iii)	Amended Schedule A effective May 1, 2013 to Amended and Restated Expense Limitation Agreement effective February 1, 2005 as amended and restated January 1, 2007 between Directed Services LLC and ING

13

Partners, Inc. – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(q)	Letter agreement effective May 1, 2013 between Directed Services LLC and ING Partners, Inc. regarding expense limitation for ING Invesco Comstock Portfolio (formerly, ING Invesco Van Kampen Comstock Portfolio) – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(r)	Letter agreement effective May 1, 2013 between Directed Services LLC and ING Partners, Inc. regarding expense limitation for Class ADV, Class I, Class S, and Class S2 shares of ING Columbia contrarian Core Portfolio (formerly, ING David New York Venture Portfolio) – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(s)	Letter agreement effective July 21, 2012 between Directed Services LLC and ING Partners, Inc. regarding expense limitation for ING Templeton Foreign Equity Portfolio – Filed as an exhibit to Post-Effective Amendment No. 57 to Registrant’s Form N-1A Registration Statement on April 23, 2012 and incorporated herein by reference.

(t)	Letter Agreement between ING Investors Distributor, LLC and ING Partners, Inc. to waive a portion of the distribution fee for Service Class shares of ING Baron Growth Portfolio from May 1, 2013 through May 1, 2014 – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

7.	(a)	Distribution Agreement dated January 1, 2007 between the ING Partners, Inc. and ING Investments Distributor, LLC (formerly, ING Funds Distributor, LLC) – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(i)	Amended Schedule A, effective May 1, 2013, to the Distribution Agreement between ING Partners, Inc. and ING Funds Distributor, LLC – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

8.	Not applicable.

9.	(a)	Custody Agreement dated January 6, 2003 between ING Partners, Inc. and The Bank of New York Mellon- Filed as an exhibit to Post-Effective Amendment No. 37 to Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(i)	Amended Exhibit A effective March 28, 2013 to the Custody Agreement dated January 6, 2003 with The Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(b)	Foreign Custody Manager Agreement dated January 6, 2003, with The Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment No. 37 to Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(i)	Amended Exhibit A effective March 28, 2013 to the Foreign Custody

14

Manager Agreement dated January 6, 2003 with The Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(ii)	Amended Schedule 2 effective June 4, 2008 to the Foreign Custody Manager Agreement dated January 6, 2003 with the Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(c)	Fund Accounting Agreement dated January 6, 2003, with The Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment No. 37 to Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(i)	Amended Exhibit A effective March 28, 2013 to the Fund Accounting Agreement dated January 6, 2003 with The Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

10.	(a)	Amended and Restated Plan of Distribution pursuant to Rule 12b-1 of ING Partners, Inc. regarding Adviser Class shares approved November 29, 2012 – Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(b)	Amended and Restated Distribution Plan pursuant to Rule 12b-1 of ING Partners, Inc. regarding Service 2 Class shares approved on November 29, 2012 – Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(i)	Letter Agreement, dated May 1, 2013, between ING Investments Distributor, LLC and ING Partners, Inc. regarding waiver of distribution fees for Class S2 shares of the Registrant for the period from May 1, 2013 through May 1, 2014 – Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(ii)	Letter Agreement, dated May 1, 2013, between ING Investments Distributor, LLC and ING Partners, Inc. regarding waiver of distribution fees for Class S2 shares of ING Solution Aggressive Portfolio for the period from May 1, 2013 through May 1, 2015 – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(iii)	Amended Schedule A last updated May 1, 2013 to the Amended and Restated Distribution Plan approved on November 29, 2012 – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(c)	Amended and Restated Distribution Plan pursuant to Rule 12b-1 of ING Partners, Inc. regarding Class T shares approved November 29, 2012 – Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

15

(i)	Letter Agreement, dated May 1, 2013, between ING Funds Distributor, LLC and ING Partners, Inc. regarding waiver of distribution fees for Class T shares of the Registrant for the period from May 1, 2013 through May 1, 2014 – Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(d)	Amended and Restated Shareholder Servicing Plan of ING Partners, Inc. for Adviser Class Shares adopted November 29, 2012 – Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(e)	Amended and Restated Shareholder Servicing Plan of ING Partners, Inc. for Service Class Shares adopted November 29, 2012 – Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(f)	Amended and Restated Shareholder Servicing Plan of ING Partners, Inc. for Class T Shares adopted November 29, 2012 – Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(g)	Amended and Restated Shareholder Servicing Plan of ING Partners, Inc. for Service 2 Class shares adopted November 29, 2012 – Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(i)	Amended Schedule A, last updated May 1, 2013, to the Amended and Restated Shareholder Servicing Plan of ING Partners, Inc. for Service 2 Class shares adopted November 29, 2012 – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(h)	Third Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System amended as of November 14, 2008 – Filed as an exhibit to Post-Effective Amendment No. 41 to Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

(i)	Amended Schedule A, effective May 1, 2013, to the Third Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

11.	Opinion and Consent of Counsel – Filed as an exhibit to the Registrant’s Form N-14 Registration Statement on December 6, 2013 and incorporated herein by reference.

12.	Opinion and Consent of Counsel Supporting Tax Matters and Consequences – Filed herein.

13.	(a)	Amended and Restated Administrative Services Agreement entered into on November 19, 2003 as amended and restated on November 30, 2008 between ING Partners, Inc. and ING Funds Services, LLC - Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(i)	Amended Schedule A and Amended Schedule B, effective May 1, 2013,

16

to the Amended and Restated Administrative Services Agreement entered into on November 19, 2003 as amended and restated on November 30, 2008 between ING Partners, Inc. and ING Funds Services, LLC – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(b)	License Agreement between Aetna and T. Rowe Price Associates, Inc. - Filed as an Exhibit to Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

(c)	Transfer Agency Services Agreement dated February 25, 2009 by and between BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) and ING Partners, Inc. – Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(i)	Amended Exhibit A, effective March 28, 2013, to the Transfer Agency Services Agreement between BNY Mellon Investment Servicing (US) Inc. and ING Partners, Inc. – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(ii)	Amendment to Transfer Agency Services Agreement, effective February 8, 2011, between BNY Mellon Investment Servicing (US) Inc. and ING Partners, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(d)	Securities Lending Agreement and Guaranty, dated August 7, 2003, between ING Partners, Inc. and The Bank of New York Mellon - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on December 6, 2005 and incorporated herein by reference.

(i)	Amended Exhibit A, effective March 28, 2013, to the Securities Lending Agreement and Guaranty dated August 7, 2003 between ING Partners, Inc. and The Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(e)	Delegation Agreement - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(f)	Form of Participation Agreement, effective January 1, 2007, among ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance \ Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance \ Company of New York and Security Life of Denver Insurance Company and ING Funds Distributor, LLC and ING Investors Trust and ING Partners, Inc.– Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(g)	Form of Shareholder Servicing Agreement between ING Investor’s Trust and ING Partners, Inc and ING Funds Distributor, LLC and ING Life Insurance Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Lif4e insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company, for the

17

Adviser Class Shares, Service Class Shares, Service 2 Class Shares and Class T shares, effective January 1, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(h)	Service Agreement between Directed Services LLC and Golden American Life Insurance Company effective July 13, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(i)	Service Agreement between Directed Services LLC and ReliaStar Life Insurance Company effective December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(j)	Service Agreement between Directed Services LLC and ReliaStar Life Insurance Company of New York effective December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(k)	Service Agreement between Directed Services LLC and Southland Life Insurance Company effective as of May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(l)	Service Agreement between Directed Services LLC and Security Life of Denver Insurance Company effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

14.	Consent of Independent registered public accounting firm – Not applicable.

15.	Not applicable.

16.	Powers of Attorney – Filed as an exhibit to the Registrant’s Form N-14 Registration Statement on December 6, 2013 and incorporated herein by reference.

17.	Not applicable.

ITEM 17. UNDERTAKINGS

1.	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

18

3.	The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the reorganization described in this registration statement that contains an opinion of counsel supporting the tax matters.

19

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 28th day of March, 2014.

ING Partners, Inc.

By:	/s/Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Todd Modic*	Senior Vice President and Chief/Principal Financial Officer	March 28, 2014

John V. Boyer*	Director	March 28, 2014

Patricia W. Chadwick*	Director	March 28, 2014

Albert E. DePrince, Jr.*	Director	March 28, 2014

Peter S. Drotch*	Director	March 28, 2014

J. Michael Earley*	Director	March 28, 2014

Russell H. Jones*	Director	March 28, 2014

Patrick W. Kenny*	Director	March 28, 2014

Shaun P. Mathews*	President, Chief Executive Officer and Interested Director	March 28, 2014

Joseph E. Obermeyer*	Director	March 28, 2014

Sheryl K. Pressler*	Director	March 28, 2014

Colleen D. Baldwin*	Director	March 28, 2014

Roger B. Vincent*	Director	March 28, 2014

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
as Attorney-in-Fact**

**	Powers of Attorney for Todd Modic and each Director - Filed as an exhibit to the Registrant’s Form N-14 Registration Statement on December 6, 2013 and incorporated herein by reference.

20

EXHIBITS

12.	Opinion and Consent of Counsel Supporting Tax Matters and Consequences

21